Summary of Significant Accounting Policies (Details) - USD ($)			12 Months Ended
	Jan. 01, 2024	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses				$ 9,092
Real estate held for sale			907,061
Deferred costs			699,499	0
Depreciation expenses			$ 18,762	$ 6,042
Federal income tax rate			21.00%
State income tax rate			7.40%
Insurance amount			$ 250,000
California [Member]
Summary of Significant Accounting Policies [Line Items]
Federal income tax rate	21.00%
State income tax rate	8.84%
Nevada [Member]
Summary of Significant Accounting Policies [Line Items]
Federal income tax rate		21.00%	21.00%